Assets and Liabilities Held for Sale/Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposals
The gain on sale, which is reported within discontinued operations in our income statement, and the sale proceeds, which is reported in our statement of cash flows, are summarized further in the table below:

(In $ millions)	Gain on Sale	Received/(paid) to date
Initial Purchase Price	628	628
Adjustment for working capital, cash, and reimbursement of reactivation costs	53	50
Less: Deal costs	(11)	(11)
Less: Fair value of indemnities and warranties	(36)	(8)
Net sales price	634	659
Less: Book value of KSA Business	(358)	—
Total	276	659

Summary of carrying amounts of major classes of assets and liabilities classified as held-for-sales
The table below analyses the carrying amounts of assets and liabilities classified as held for sale between our two discontinued operations.

	Successor	Predecessor
(In $ millions)	As at December 31, 2022	As at December 31, 2021
Assets held for sale	Total	PES	KSA Business	Total
Current	—	1,103	42	1,145
Non-current	—	—	347	347
Total assets held for sale	—	1,103	389	1,492

Liabilities associated with assets held for sale
Current	—	948	35	983
Liabilities subject to compromise	—	—	118	118
Non-current	—	—	2	2
Total liabilities associated with assets held for sale	—	948	155	1,103
Summary balance sheet and profit and loss information of KSA Business
The table below summarizes the balance sheet of the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill. The assets and liabilities of the KSA Business during these periods are classified as held for sale on Seadrill's consolidated balance sheet.

	Successor	Predecessor
(In $ millions)	Year ended December 31, 2022	Year ended December 31, 2021
Carrying amounts of major classes of assets
Cash and cash equivalents	—	19
Accounts receivable	—	12
Drilling units	—	346
Other assets	—	12
Total assets of KSA Business classified as held for sale	—	389

Carrying amounts of liabilities subject to compromise
Liabilities subject to compromise	—	118

Carrying amounts of major classes of liabilities
Trade accounts payable	—	6
Uncertain Tax Positions	—	2
Other liabilities	—	29
Total liabilities of KSA Business classified as held for sale	—	37
Summary balance sheet and profit and loss information of Paratus Energy Services
The table below summarizes the balance sheet of PES for periods when it was a fully consolidated subsidiary of Seadrill. The assets and liabilities of PES during these periods are classified as held for sale on Seadrill's consolidated balance sheet.

	Successor	Predecessor
(In $ millions)	As at December 31, 2022	As at December 31, 2021
Carrying amounts of major classes of assets
Cash and cash equivalents	—	48
Restricted cash	—	21
Accounts receivable	—	318
Intangible drilling contracts	—	165
Drilling units	—	215
Investment in associated companies	—	239
Amount due from related parties	—	69
Deferred tax assets	—	6
Other assets	—	22
Total assets of Paratus Energy Services Ltd classified as held for sale	—	1,103

Carrying amounts of major classes of liabilities
Trade accounts payable	—	7
Amounts due to related parties	—	12
Long-term debt	—	814
Uncertain tax positions	—	25
Other liabilities	—	90
Total liabilities of Paratus Energy Services Ltd classified as held for sale	—	948

Summary of major classes of line Items constituting profit/(loss) of discontinued operations
The table below provides a further analysis of net income (loss) from discontinued operations.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Net income of Paratus Energy Services	—	(4)	5	(215)
Net income of KSA Business	8	(29)	(20)	(18)
Gain on disposal of KSA Business	276	—	—	—
Exit cost associated with disposal of KSA Business	(10)	—	—	—
Total profit/(loss) from discontinued operations	274	(33)	(15)	(233)
Basic EPS: discontinued operations ($)	5.48	(0.33)	(0.15)	(2.32)
Diluted EPS: discontinued operations ($)	5.21	(0.33)	(0.15)	(2.32)
The table below analyses the cash flows from discontinued operations between our two discontinued operations.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Paratus Energy Services	—	(69)	(18)	(24)
KSA Business	5	(20)	13	2
Net cash provided by/(used in) operating activities	5	(89)	(5)	(22)
Paratus Energy Services	—	—	23	36
KSA Business	(40)	—	—	—
Net cash (used in)/provided by investing activities	(40)	—	23	36
Paratus Energy Services	—	—	—	—
KSA Business	16	20	—	(96)
Net cash provided by/(used in) financing activities	16	20	—	(96)
The table below summarizes the profit and loss statement for the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by the KSA Business during these periods was reported through the discontinued operations line item.

	Successor	Predecessor
(In $ millions, except per share data)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Operating revenues
Contract revenues	86	18	101	98
Total operating revenues	86	18	101	98
Operating expenses
Vessel and rig operating expenses	(45)	(10)	(64)	(65)
Depreciation and amortization	(22)	(4)	(28)	(28)
Selling, general and administrative expenses	(8)	(1)	(10)	(6)
Total operating expenses	(75)	(15)	(102)	(99)
Operating profit	11	3	(1)	(1)
Financial and other non-operating items
Interest income	—	—	—	1
Interest expense	—	—	—	(11)
Reorganization items, net	—	(32)	(14)	—
Other financial items	(1)	—	—	(2)
Net profit/(loss) before tax	10	(29)	(15)	(13)
Income tax expense	(2)	—	(5)	(5)
Net profit/(loss) after tax	8	(29)	(20)	(18)
The table below summarizes the profit and loss statement for the PES during periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by PES during these periods was reported through the discontinued operations line item.

	Successor	Predecessor
(In $ millions, except per share data)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Operating revenues
Contract revenues	—	12	36	—
Total operating revenues	—	12	36	—
Operating expenses
Operating expenses	—	(8)	(27)	—
Total operating expenses	—	(8)	(27)	—
Operating profit	—	4	9	—
Financial and other non-operating items
Interest income	—	—	18	26
Interest expense	—	(4)	(77)	(60)
Share in results from associated companies (net of tax)	—	(1)	14	(77)
Loss on impairment of investments	—	—	—	(47)
Loss impairment of convertible bond from related party	—	—	—	(29)
Other financial items	—	(2)	39	(27)
Total financial items	—	(7)	(6)	(214)
Net profit/(loss) before tax	—	(3)	3	(214)
Income tax benefit/(expense)	—	(1)	2	(1)
Net profit/(loss) after tax	—	(4)	5	(215)